Document and Entity Information	Feb. 02, 2021
Cover [Abstract]
Entity Registrant Name	MARRIOTT VACATIONS WORLDWIDE Corp
Entity Address, State or Province	FL
Amendment Flag	false
Entity Central Index Key	0001524358
Document Type	8-K
Document Period End Date	Feb. 02, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-35219
Entity Tax Identification Number	45-2598330
Entity Address, Address Line One	6649 Westwood Blvd.
Entity Address, City or Town	Orlando
Entity Address, Postal Zip Code	32821
City Area Code	(407)
Local Phone Number	206-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	VAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false